Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-41723
Entity Registrant Name	BRANCHOUT FOOD INC.
Entity Central Index Key	0001962481
Entity Tax Identification Number	87-3980472
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	205 SE Davis Avenue
Entity Address, City or Town	Bend
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97702
City Area Code	(844)
Local Phone Number	263-6637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BOF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false